Pension Benefits Fair Value of Plan Assets, Unobservable Input Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	$ 1,264	$ 1,199
Significant Unobservable Inputs, Level 3 [Member]
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	144	139
Cash [Member]
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	29	64
Cash [Member] | Significant Unobservable Inputs, Level 3 [Member]
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Equity Securities [Member]
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	50	57
Equity Securities [Member] | Significant Unobservable Inputs, Level 3 [Member]
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Equity Funds [Member]
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	461	412
Equity Funds [Member] | Significant Unobservable Inputs, Level 3 [Member]
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Bond Mutual Funds [Member]
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	265	271
Bond Mutual Funds [Member] | Significant Unobservable Inputs, Level 3 [Member]
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Real Estate Trust Funds [Member]
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	41	45
Real Estate Trust Funds [Member] | Significant Unobservable Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets	45	42
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Defined Benefit Plan, Actual Return on Plan Assets Still Held at the Reporting Date	(5)	2
Defined Benefit Plan, Purchases, Sales, and Settlements	1	1
Defined Benefit Plan, Fair Value of Plan Assets	41	45
Hedge Funds [Member]
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	102	90
Hedge Funds [Member] | Significant Unobservable Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets	90	91
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Defined Benefit Plan, Actual Return on Plan Assets Still Held at the Reporting Date	5	4
Defined Benefit Plan, Purchases, Sales, and Settlements	7	(5)
Defined Benefit Plan, Fair Value of Plan Assets	102	90
Insurance Contracts [Member]
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	1	4
Insurance Contracts [Member] | Significant Unobservable Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets	4	3
Defined Benefit Plan, Actual Return on Plan Assets [Abstract]
Defined Benefit Plan, Actual Return on Plan Assets Still Held at the Reporting Date	0	0
Defined Benefit Plan, Purchases, Sales, and Settlements	(3)	1
Defined Benefit Plan, Fair Value of Plan Assets	$ 1	$ 4